WORKING CAPITAL LINE OF CREDIT	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
WORKING CAPITAL LINE OF CREDIT
5.  WORKING CAPITAL LINE OF CREDIT

At June 30, 2011, the Company maintained a $4,000,000 revolving working capital line of credit with the Business Credit division of Wells Fargo Capital Finance, part of Wells Fargo Bank, National Association (NYSE: WFC), interest payable monthly at the Daily Three Month LIBOR plus 3.75% (3.996% at June 30, 2011).  The Wells Fargo LOC expires July 31, 2013.  As of the date of this filing, the Company is compliant with all covenants on the new line of credit with Wells Fargo Capital Finance.  At June 30, 2011, the balance outstanding on the line of credit was $1,791,691.

7.                      WORKING CAPITAL LINE OF CREDIT
At December 31, 2010, CUI, Inc. had a $4,000,000 revolving working capital line of credit with the Business Credit division of Wells Fargo Capital Finance, part of Wells Fargo Bank, national Association (NYSE: WFC), interest payable monthly at the daily three month LIBOR plus 3.75% (4.05% at December 31, 2010).  The Wells Fargo LOC expires July 31, 2013.  As of the date of this filing, the Company is compliant with all covenants on the line of credit with Wells Fargo Capital Finance.  At December 31, 2010, the balance outstanding on the line of credit was $1,549,779.  At December 31, 2009, CUI, Inc. had a $3,000,000 working capital line of credit with Key Bank, interest payable monthly at the bank’s prime rate plus 1.50 percentage points.  At December 31, 2009, the balance outstanding on the line of credit was $1,959,655.